Revenue from Contracts with Customers (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Revenue from Contracts with Customers [Line Items]
Contract liabilities	¥ 110,603,268	$ 15,816,057	¥ 137,930,826
Deferred revenues	303,553,899		351,400,097	$ 43,407,630
Initial Franchise Fee [Member]
Revenue from Contracts with Customers [Line Items]
Deferred revenues	¥ 121,584,464		145,314,471	$ 17,386,347
Initial Franchise Fee [Member] | Minimum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue from Contracts with Customers [Line Items]
Contract periods	1 year			1 year
Initial Franchise Fee [Member] | Maximum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue from Contracts with Customers [Line Items]
Contract periods	30 years			30 years
Membership Fees [Member]
Revenue from Contracts with Customers [Line Items]
Deferred revenues	¥ 77,614,234		103,514,777	$ 11,098,688
Membership Fees [Member] | Minimum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue from Contracts with Customers [Line Items]
Contract periods	1 year			1 year
Membership Fees [Member] | Maximum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue from Contracts with Customers [Line Items]
Contract periods	5 years			5 years
Greentree Reward Membership Program [Member]
Revenue from Contracts with Customers [Line Items]
Deferred revenues	¥ 65,436,352		62,648,345	$ 9,357,274
Greentree Reward Membership Program [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue from Contracts with Customers [Line Items]
Contract periods	2 years			2 years
Cash Received for Prepaid Card and Sublease [Member]
Revenue from Contracts with Customers [Line Items]
Deferred revenues	¥ 38,918,849		¥ 39,922,504	$ 5,565,321